(LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
(LOSS) EARNINGS PER SHARE
(LOSS) EARNINGS PER SHARE

14    (LOSS) EARNINGS PER SHARE

Basic and diluted (loss) earnings per share is calculated as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net income (loss) from discontinued operation	87,295	(11,980)	(51,673)
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding
—basic	54,657,222	53,873,945	50,029,676
Dilutive effect of outstanding share options	3,073,450	1,460,629	2,401,135
Denominator for diluted (loss) earnings per share
—diluted	57,730,672	55,334,574	50,029,676
Basic earnings(loss) from discontinued operation per ADS	7.99	(1.11)	(5.16)
Diluted earnings(loss) from discontinued operation per ADS	7.56	(1.11)	(5.16)

Numerator:
Net (loss) income from continuing operations	(2,062)	22,334	(535,429)
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding
—basic	54,657,222	53,873,945	50,029,676
Dilutive effect of outstanding share options	3,073,450	1,460,629	2,401,135
Denominator for diluted (loss) earnings per share
—diluted	57,730,672	55,334,574	50,029,676
Basic (loss) earnings from continuing operations per ADS	(0.35)	1.94	(53.46)
Diluted (loss) earnings from continuing operations per ADS	(0.35)	1.89	(53.46)